The Gotham Funds participate in a securities lending program offered by The Bank of New York Mellon (the ‘‘Program’’), providing for the lending of securities to qualified brokers. Securities lending income includes earnings of such temporary cash investments, plus or minus any rebate to a borrower. These earnings (after any rebate) are then divided between the Bank of New York Mellon, as a fee for its services under the Program, and the Funds, according to agreed-upon rates. Collateral on all securities loaned is accepted in cash and is maintained at a minimum level of 102% (105% in the case of certain foreign securities) of the market value, plus interest, if applicable, of investments on loan. It is the Funds’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Funds if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Under the terms of the Program, the Funds are indemnified for such losses by The Bank of New York Mellon. Cash collateral may be held in a separate account managed by The Bank of New York Mellon, who is authorized to exclusively enter into overnight repurchase agreements, which are collateralized at 102% with securities issued or fully guaranteed by the U.S. Treasury; U.S. Government or any agency, instrumentality or authority of the U.S. government. Any securities purchased with cash collateral received are reflected in each Fund’s Schedule of Investments. Additionally, a Fund may participate in a lender directed cash collateral release program (the “Cash Release Program”), through which a Fund may invest, consistent with its investment strategy, cash collateral received in connection with its securities lending activities and pay the securities lending agent a fee in connection with such program (the “Cash Release Program Fees”). The Cash Release Program Fees include rebates paid to borrowers (both directly by the Fund and indirectly by the securities lending agent) and additional financing fees paid to the securities lending agent. A Fund would typically use the Cash Release Program in lieu of reinvesting short sale proceeds because the cost of the Cash Release Program is expected to be less than the fees payable to a prime broker to release short sale proceeds for reinvestment. The dollar amounts of income and fees and compensation paid to all service providers related to those Funds that participated in securities lending activities including the Cash Release Program during the most recent fiscal year are set forth in the table below.

	GOTHAM ABSOLUTE RETURN FUND	GOTHAM ENHANCED RETURN FUND	GOTHAM NEUTRAL FUND	GOTHAM ABSOLUTE 500 FUND	GOTHAM ENHANCED 500 FUND	GOTHAM INDEX PLUS FUND
Gross income from securities lending activities, including income from cash collateral reinvestment	267,200	280,717	184,780	22	48	1,708
All fees and/or compensation for each of the following securities lending activities and related services:
Share of revenue generated by the securities lending program paid to the securities lending agent(s) (“revenue split”):	53,434	56,136	36,948	4	10	503
Rebates paid to borrowers outside of Cash Release Program fees	0	0	0	0	0	0
Net income from securities lending activities before cash release program fees on lender directed cash (1)	213,767	224,581	147,831	18	39	1,206

Cash Release Program fees not included in the revenue split (2)	3,652,945	5,892,075	710,452	19,926	61,966	1,733,726
Net income from securities lending activities	(3,439,178)	(5,667,494)	(562,621)	(19,908)	(61,927)	(1,732,520)
The aggregate fees/compensation disclosed	3,706,378	5,948,211	747,400	19,930	61,976	1,734,229

Notes:

(1) - There were no fees paid for cash collateral management services, administrative fees and fees for indemnification that are not included in the revenue split.

(2)-Cash Release Program Fees include rebates paid to borrowers (both directly by the Fund and indirectly by the securities lending agent) and additional financing fees paid to the securities lending agent. Aggregate rebates paid to borrowers in connection with Cash Release Program for the Gotham Absolute Return Fund, Gotham Enhanced Return Fund, Gotham Neutral Fund, Gotham Absolute 500 Fund, Gotham Enhanced 500 Fund and Gotham Index Plus Fund were: $2,867,088, $4,597,705, $559,162, $15,626, $48,571 and $1,372,326, respectively.